INVESTMENTS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments Abstract
Opening balances	R$ 335	R$ 188	R$ 186
Dividends proposed by investees			399
Elimination of dividends due to business combination			(1)
Adjustment of dividends proposed by investee classified as held for sale			(1)
Withholding income tax on Interest on equity		(9)	(8)
Amounts received	(708)	(499)	(387)
Investees dividends proposed	519	655
Ending balances	R$ 146	R$ 335	R$ 188